UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Fund within the Master Trust do not issue shares and therefore have no shareholders to provide with Tailored Shareholder Reports.

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Virginia G. Breen. Ms. Breen is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $205,083 and $290,190, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $0 and $17,172, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2024 and 2023 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $71,670 and $50,340 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2025 and April 30, 2024, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an Audit Committee Charter (Amended and Restated as of September 14, 2016), as amended (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairman will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with Securities and Exchange Commission (“SEC”) rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board (“PCAOB”) determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2025, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate fees billed by E&Y of $2,093,936 and $2,129,104, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2025	2024
Covered Services	$71,670	$67,512
Non-Covered Services	2,022,266	2,061,592

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included in the financial statements filed under Item 7 of this form.

(b) Not applicable.

Master Trust

Annual Financial Statements  |  April 30, 2025

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2024 to April 30, 2025.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2024	Ending account value April 30, 2025	Expenses paid during period 11/01/24 to 04/30/25[1]	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

100% US Treasury Master Fund
Actual	$1,000.00	$1,021.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,022.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	19 days

Portfolio composition[2]
U.S. Treasury obligations	47.7%
Repurchase agreements	33.2
U.S. government agency obligations	15.2
Other assets in excess of liabilities	3.9
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	13 days

Portfolio composition[2]
U.S. Treasury obligations	52.4%
Repurchase agreements	45.4
Other assets in excess of liabilities	2.2
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
U.S. Treasury obligations	100.5%
Liabilities in excess of other assets	(0.5)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]
United States	51.7%
Japan	9.6
Sweden	6.9
Australia	5.5
Singapore	4.2
Total	77.9%

Portfolio composition[2]
Commercial paper	45.5%
Repurchase agreements	37.8
Certificates of deposit	12.3
Time deposits	3.6
Other assets in excess of liabilities	0.8
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Government Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. government agency obligations—15.2%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.405%, due 05/06/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.060%, 4.420%, due 05/01/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.450%, due 05/01/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.465%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	95,000,000	95,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	133,000,000	133,034,468
1 day USD SOFR + 0.125%, 4.485%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.490%, due 05/01/25[1]	68,000,000	68,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	156,000,000	156,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	208,000,000	208,000,000
Federal Home Loan Bank Discount Notes
4.015%, due 10/17/25[2]	105,000,000	103,020,940
4.020%, due 10/17/25[2]	70,000,000	68,678,983
4.030%, due 10/27/25[2]	116,000,000	113,675,586
4.050%, due 10/20/25[2]	136,000,000	133,368,400
4.060%, due 10/22/25[2]	133,000,000	130,390,097
4.200%, due 07/23/25[2]	134,000,000	132,702,433
4.200%, due 07/24/25[2]	133,000,000	131,696,600
4.210%, due 07/10/25[2]	252,000,000	249,937,100
4.210%, due 07/21/25[2]	99,000,000	98,062,223
Federal Home Loan Banks
1 day USD SOFR + 0.030%, 4.390%, due 05/01/25[1]	153,150,000	153,109,540
1 day USD SOFR + 0.035%, 4.395%, due 05/01/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.040%, 4.400%, due 05/01/25[1]	245,000,000	245,000,000
1 day USD SOFR + 0.085%, 4.445%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 4.460%, due 05/01/25[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	142,000,000	142,000,000
1 day USD SOFR + 0.170%, 4.530%, due 05/01/25[1]	102,000,000	102,000,000
Total U.S. government agency obligations (cost—$3,646,676,370)		3,646,676,370

	Face amount	Value
U.S. Treasury obligations—47.7%
U.S. Treasury Bills
4.313% due 05/06/25[3]	$407,000,000	$406,762,866
4.293% due 05/27/25[3]	245,000,000	244,253,294
4.299% due 05/01/25[3]	537,000,000	537,000,000
4.299% due 05/29/25[3]	537,000,000	535,247,888
4.308% due 05/13/25[3]	402,000,000	401,438,540
4.310% due 06/12/25[3]	244,000,000	242,795,860
4.312% due 06/24/25[3]	245,000,000	243,447,312
4.313% due 05/20/25[3]	254,000,000	253,431,604
4.318% due 05/13/25[3]	259,000,000	258,633,515
4.320% due 06/05/25[3]	252,000,000	250,961,200
4.324% due 05/27/25[3]	467,000,000	465,581,747
4.325% due 05/08/25[3]	532,000,000	531,563,464
4.325% due 05/29/25[3]	386,000,000	384,725,557
4.329% due 05/20/25[3]	470,000,000	468,955,686
4.330% due 05/15/25[3]	541,000,000	540,111,107
4.330% due 05/22/25[3]	527,000,000	525,701,165
4.333% due 05/27/25[3]	401,000,000	399,770,601
4.346% due 05/22/25[3]	263,000,000	262,345,678
4.348% due 05/15/25[3]	141,000,000	140,769,152
4.414% due 05/08/25[3]	140,000,000	139,884,033
4.450% due 05/15/25[3]	139,000,000	138,767,399
4.467% due 05/22/25[3]	287,000,000	286,278,434
4.483% due 05/01/25[3]	289,000,000	289,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[1]	370,000,000	369,922,834
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[1]	663,000,000	663,007,575
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[1]	516,000,000	515,822,418
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[1]	810,000,000	810,459,817
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[1]	699,000,000	699,135,735
U.S. Treasury Notes
3.875% due 01/15/26	138,000,000	137,844,887
4.250% due 01/31/26	204,000,000	204,290,427
4.625% due 03/15/26	134,000,000	134,581,547
Total U.S. Treasury obligations (cost—$11,482,491,342)		11,482,491,342

Repurchase agreements—33.2%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.320% due 06/04/2025, collateralized by $100 U.S. Treasury Bonds, 3.000% due 08/15/52, $41,553,297 Federal Home Loan Mortgage Corp., obligations, 2.500% to 5.608% due 07/01/50 to 05/01/55 and $86,428,284 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/28 to 09/01/54; (value—$102,000,000); proceeds: $113,512,000[4]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.370% due 05/07/2025, collateralized by $236,870,200 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/42 to 04/01/55; (value—$204,000,000); proceeds: $219,883,500[4]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/25 with TD Securities (USA) LLC, 4.390% due 05/01/2025, collateralized by $290,561,657 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.004% due 11/15/27 to 05/25/55 and $334,970,767 Federal National Mortgage Association obligations, 2.000% to 5.554% due 04/25/26 to 10/25/56, ; (value—$408,000,001); proceeds: $400,048,778	400,000,000	400,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 4.450% due 07/29/2025, collateralized by $6,850,342,271 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.439% due 03/25/29 to 02/25/55, $2,793,395,029 Federal National Mortgage Association obligations, zero coupon to 6.500% due 07/25/28 to 03/25/55 and $3,781,483,575 Government National Mortgage Association obligations, zero coupon to 6.500% due 10/20/34 to 03/16/65; (value—$515,000,000); proceeds: $502,190,000[4]	500,000,000	500,000,000
Repurchase agreement dated 04/30/25 with J.P. Morgan Securities LLC., 4.380% due 05/01/2025, collateralized by $4,468,207,934 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/25 to 04/01/55; (value—$2,040,000,000); proceeds: $2,000,243,333	2,000,000,000	2,000,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/2025, collateralized by $374,000,000 U.S. Treasury Notes, 2.000% to 5.000% due 07/31/25 to 09/30/25, $1,633,706,800 U.S. Treasury Bill, zero coupon due 08/19/25 to 09/18/25 and $2,533,874,600 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 07/15/25 to 10/15/28; (value—$4,879,680,314); proceeds: $4,784,005,807	$4,784,000,000	$4,784,000,000
Total repurchase agreements (cost—$7,984,000,000)		7,984,000,000
Total investments (cost—$23,113,167,712 which approximates cost for federal income tax purposes)—96.1%		23,113,167,712

Other assets in excess of liabilities—3.9%		929,586,953
Net assets—100.0%		$24,042,754,665

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$3,646,676,370	$—	$3,646,676,370
U.S. Treasury obligations	—	11,482,491,342	—	11,482,491,342
Repurchase agreements	—	7,984,000,000	—	7,984,000,000
Total	$—	$23,113,167,712	$—	$23,113,167,712

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. Treasury obligations—52.4%
U.S. Treasury Bills
4.313% due 05/06/25[1]	$668,000,000	$667,610,797
4.291% due 06/05/25[1]	412,000,000	410,313,661
4.293% due 05/27/25[1]	413,000,000	411,741,268
4.299% due 05/01/25[1]	900,000,000	900,000,000
4.299% due 05/29/25[1]	897,000,000	894,073,288
4.308% due 05/13/25[1]	692,000,000	691,033,507
4.310% due 06/12/25[1]	410,000,000	407,976,650
4.312% due 06/24/25[1]	413,000,000	410,382,612
4.313% due 05/20/25[1]	415,000,000	414,071,322
4.318% due 05/13/25[1]	429,000,000	428,392,965
4.320% due 06/05/25[1]	415,000,000	413,289,278
4.324% due 05/27/25[1]	802,000,000	799,564,371
4.325% due 05/08/25[1]	908,000,000	907,254,935
4.325% due 05/29/25[1]	624,000,000	621,939,760
4.329% due 05/20/25[1]	791,000,000	789,242,442
4.330% due 05/15/25[1]	904,000,000	902,514,678
4.330% due 05/22/25[1]	893,000,000	890,799,127
4.333% due 05/27/25[1]	640,000,000	638,037,867
4.346% due 05/22/25[1]	434,000,000	432,920,244
4.348% due 05/15/25[1]	219,000,000	218,641,448
4.414% due 05/08/25[1]	220,000,000	219,817,767
4.450% due 05/15/25[1]	217,000,000	216,636,875
4.467% due 05/22/25[1]	452,000,000	450,863,597
4.483% due 05/01/25[1]	441,000,000	441,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[2]	608,000,000	607,875,861
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[2]	1,493,000,000	1,493,050,731
3 mo. Treasury money market yield + 0.160%, 4.431% due 05/01/25[2]	413,000,000	413,000,000
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[2]	1,241,000,000	1,240,312,933
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[2]	1,604,000,000	1,605,060,343
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[2]	1,969,000,000	1,969,939,262
U.S. Treasury Notes
3.875% due 01/15/26	222,000,000	221,750,470
4.250% due 01/31/26	331,000,000	331,471,233
4.625% due 03/15/26	220,000,000	220,954,778
Total U.S. Treasury obligations (cost—$21,681,534,070)		21,681,534,070

	Face amount	Value
Repurchase agreements—45.4%
Repurchase agreement dated 04/30/25 with MUFG Securities Americas, Inc., 4.370% due 05/01/25, collateralized by $300,378,600 U.S. Treasury Notes, 0.500% to 4.625% due 08/31/26 to 02/15/33, $45,653,500 U.S. Treasury Bill, zero coupon due 07/22/25 to 07/24/25, $177,745,700 U.S. Treasury Bonds, 1.375% to 4.625% due 02/15/43 to 02/15/55, $100 U.S. Treasury Inflation Index Bonds, 0.875% due 02/15/47 and $42,412,500 U.S. Treasury Inflation Index Notes, 0.125% to 1.250% due 10/15/26 to 07/15/30; (value—$510,000,013); proceeds: $500,060,694	$500,000,000	$500,000,000
Repurchase agreement dated 03/20/25 with Barclays Bank PLC, 4.300% due 05/07/25, collateralized by $149,497,983 U.S. Treasury Bond Strips, zero coupon due 02/15/34, $78,944,800 U.S. Treasury Bond Principal Strips, zero coupon due 02/15/44 to 11/15/54, $14,909,500 U.S. Treasury Bonds, 4.250% due 08/15/54, $373,109,600 U.S. Treasury Inflation Index Bonds, 1.000% to 1.500% due 02/15/46 to 02/15/53 and $426,321,100 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 10/15/25 to 01/15/26; (value—$1,020,000,034); proceeds: $1,004,897,222[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/25, collateralized by $5,182,650,300 U.S. Treasury Notes, 0.500% to 4.875% due 11/15/25 to 11/15/34, $1,191,440,400 U.S. Treasury Bill, zero coupon due 10/16/25 to 04/16/26, $11,350,168,700 U.S. Treasury Bonds, 1.125% to 4.625% due 08/15/40 to 02/15/53, $95,000,000 U.S. Treasury Inflation Index Bonds, 1.500% to 2.000% due 01/15/26 to 02/15/53 and $2,222,000,000 U.S. Treasury Inflation Index Notes, 0.125% to 2.125% due 10/15/25 to 01/15/35; (value—$17,659,260,151); proceeds: $17,315,101,606	17,313,000,000	17,313,000,000
Total repurchase agreements (cost—$18,813,000,000)		18,813,000,000
Total investments (cost—$40,494,534,070 which approximates cost for federal income tax purposes)—97.8%		40,494,534,070

Other assets in excess of liabilities—2.2%		922,758,316
Net assets—100.0%		$41,417,292,386

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$21,681,534,070	$—	$21,681,534,070
Repurchase agreements	—	18,813,000,000	—	18,813,000,000
Total	$—	$40,494,534,070	$—	$40,494,534,070

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. Treasury obligations—100.5%
U.S. Treasury Bills
4.255% due 05/27/25[1]	$93,000,000	$92,720,587
4.264% due 05/27/25[1]	100,000,000	99,698,732
4.264% due 06/03/25[1]	400,000,000	398,465,500
4.273% due 05/20/25[1]	100,000,000	99,779,186
4.273% due 05/29/25[1]	116,000,000	115,622,871
4.273% due 06/03/25[1]	30,000,000	29,885,090
4.274% due 05/22/25[1]	100,000,000	99,755,968
4.274% due 05/29/25[1]	100,000,000	99,674,850
4.276% due 05/29/25[1]	100,000,000	99,674,889
4.277% due 05/29/25[1]	48,000,000	47,843,200
4.278% due 05/15/25[1]	89,000,000	88,854,960
4.278% due 06/03/25[1]	66,000,000	65,746,783
4.279% due 06/10/25[1]	100,000,000	99,533,333
4.281% due 05/22/25[1]	21,000,000	20,948,697
4.282% due 05/20/25[1]	65,000,000	64,856,260
4.283% due 06/03/25[1]	150,000,000	149,424,287
4.313% due 05/06/25[1]	240,000,000	239,858,667
4.289% due 06/03/25[1]	100,000,000	99,614,450
4.290% due 05/20/25[1]	39,000,000	38,913,797
4.290% due 06/05/25[1]	50,000,000	49,795,291
4.291% due 06/05/25[1]	107,000,000	106,562,043
4.291% due 06/05/25[1]	200,000,000	199,181,097
4.293% due 05/27/25[1]	107,000,000	106,673,888
4.296% due 05/08/25[1]	100,000,000	99,918,217
4.296% due 05/29/25[1]	61,000,000	60,800,157
4.296% due 06/03/25[1]	130,000,000	129,497,891
4.298% due 06/05/25[1]	100,000,000	99,589,625
4.299% due 05/01/25[1]	67,000,000	67,000,000
4.299% due 05/01/25[1]	58,000,000	58,000,000
4.299% due 05/27/25[1]	100,000,000	99,697,172
4.299% due 05/29/25[1]	201,000,000	200,344,182
4.299% due 05/29/25[1]	62,000,000	61,797,611
4.299% due 06/05/25[1]	200,000,000	199,179,639
4.299% due 06/12/25[1]	50,000,000	49,753,909
4.300% due 05/01/25[1]	100,000,000	100,000,000
4.300% due 05/29/25[1]	70,000,000	69,771,551
4.302% due 05/20/25[1]	330,000,000	329,265,887
4.307% due 05/13/25[1]	300,000,000	299,578,000
4.308% due 05/13/25[1]	150,000,000	149,790,500
4.309% due 06/24/25[1]	80,000,000	79,493,360
4.310% due 05/08/25[1]	335,000,000	334,724,462
4.310% due 06/12/25[1]	105,000,000	104,481,825
4.311% due 05/22/25[1]	85,000,000	84,791,398
4.311% due 05/27/25[1]	60,000,000	59,816,917
4.312% due 06/24/25[1]	107,000,000	106,321,887
4.313% due 05/20/25[1]	107,000,000	106,760,558
4.315% due 05/01/25[1]	300,000,000	300,000,000
4.315% due 05/15/25[1]	46,000,000	45,924,729
4.318% due 05/13/25[1]	111,000,000	110,842,935
4.319% due 06/03/25[1]	100,000,000	99,612,113
4.320% due 05/22/25[1]	100,000,000	99,754,388
4.320% due 06/05/25[1]	107,000,000	106,558,922
4.323% due 05/27/25[1]	45,000,000	44,863,094
4.324% due 05/27/25[1]	173,000,000	172,474,609
4.325% due 05/08/25[1]	37,000,000	36,969,639
4.325% due 05/15/25[1]	340,000,000	339,438,717

	Face amount	Value
U.S. Treasury obligations—(continued)
4.325% due 05/29/25[1]	$163,000,000	$162,461,828
4.329% due 05/20/25[1]	173,000,000	172,615,604
4.330% due 05/15/25[1]	201,000,000	200,669,746
4.330% due 05/20/25[1]	100,000,000	99,777,204
4.330% due 05/22/25[1]	202,000,000	201,502,154
4.333% due 05/08/25[1]	25,000,000	24,979,438
4.333% due 05/27/25[1]	169,000,000	168,481,874
4.338% due 05/27/25[1]	100,000,000	99,694,789
4.346% due 05/22/25[1]	111,000,000	110,723,841
4.348% due 05/15/25[1]	45,000,000	44,926,325
4.450% due 05/15/25[1]	43,000,000	42,928,044
4.467% due 05/22/25[1]	83,000,000	82,791,324
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[2]	145,000,000	144,967,445
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[2]	382,250,000	382,208,412
3 mo. Treasury money market yield + 0.160%, 4.431% due 05/01/25[2]	107,000,000	107,000,000
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[2]	267,000,000	266,969,454
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[2]	358,000,000	358,253,795
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[2]	326,928,000	327,158,887
U.S. Treasury Notes
3.875% due 01/15/26	51,000,000	50,942,676
4.250% due 01/31/26	79,000,000	79,112,469
4.625% due 03/15/26	55,000,000	55,239,030
Total U.S. Treasury obligations (cost—$10,003,302,659)		10,003,302,659
Total investments (cost—$10,003,302,659 which approximates cost for federal income tax purposes)—100.5%		10,003,302,659

Liabilities in excess of other assets—(0.5)%		(51,909,089)
Net assets—100.0%		$9,951,393,570

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

100% US Treasury Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$10,003,302,659	$—	$10,003,302,659
Total	$—	$10,003,302,659	$—	$10,003,302,659

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Certificates of deposit—12.3%
Banking-non-U.S.—11.0%
Bank of Nova Scotia
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1]	$85,000,000	$85,000,000
Commonwealth Bank of Australia
1 day USD SOFR + 0.280%, 4.620%, due 05/01/25[1]	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.350%, due 05/01/25	50,000,000	50,000,000
1 day USD SOFR + 0.220%, 4.580%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	124,999,498
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	125,000,000
Mizuho Bank Ltd.
4.470%, due 07/16/25	65,000,000	65,000,000
4.500%, due 08/13/25	100,000,000	100,000,000
MUFG Bank Ltd.
4.460%, due 08/08/25	100,000,000	100,000,000
4.530%, due 06/12/25	125,000,000	125,000,000
National Australia Bank Ltd. 4.700%, due 05/01/25[1]	125,000,000	125,000,000
Nordea Bank Abp
1 day USD SOFR + 0.280%, 4.640%, due 05/01/25[1]	62,000,000	62,000,000
1 day USD SOFR + 0.370%, 4.730%, due 05/01/25[1]	42,000,000	42,000,000
Oversea-Chinese Banking Corp. Ltd.
1 day USD SOFR + 0.190%, 4.550%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.190%, 4.550%, due 05/01/25[1]	63,000,000	63,000,000
4.580%, due 06/05/25	125,000,000	125,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	121,000,000	121,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	100,000,000	99,916,667
1 day USD SOFR + 0.400%, 4.760%, due 05/01/25[1]	65,000,000	65,000,000
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.320%, 4.680%, due 05/01/25[1]	92,000,000	92,000,000
Sumitomo Mitsui Banking Corp.
4.540%, due 06/11/25[2]	125,000,000	125,000,000
1 day USD SOFR + 0.180%, 4.540%, due 05/01/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	77,000,000	77,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	62,000,000	62,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	125,000,000
Sumitomo Mitsui Trust Bank Ltd.
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	128,000,000	128,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken AB
1 day USD SOFR + 0.210%, 4.570%, due 05/01/25[1]	$125,000,000	$125,000,000
Swedbank AB
1 day USD SOFR + 0.250%, 4.610%, due 05/01/25[1]	125,000,000	125,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.320%, 4.680%, due 05/01/25[1]	70,000,000	70,000,000

		2,771,916,165

Banking-U.S.—1.3%
Cooperatieve Rabobank UA
1 day USD SOFR + 0.210%, 4.570%, due 05/01/25[1]	124,000,000	124,000,000
KBC Bank NV 4.330%, due 05/07/25	195,000,000	195,000,000

		319,000,000
Total Certificates of deposit (cost—$3,090,916,165)		3,090,916,165

Commercial paper—45.5%
Asset-backed-miscellaneous—8.8%
Albion Capital Corp. SA/Albion Capital LLC
4.390%, due 05/28/25	53,000,000	52,825,497
4.420%, due 05/20/25	13,000,000	12,969,674
Antalis SA
4.410%, due 05/05/25[2]	35,000,000	34,982,850
4.410%, due 05/06/25[2]	28,000,000	27,982,850
4.410%, due 05/13/25[2]	28,410,000	28,368,237
4.410%, due 05/21/25[2]	23,650,000	23,592,057
Barton Capital SA
4.330%, due 05/01/25[2]	87,000,000	87,000,000
4.340%, due 05/06/25[2]	25,000,000	24,984,931
4.380%, due 05/30/25[2]	73,000,000	72,742,432
4.400%, due 05/23/25[2]	12,000,000	11,967,733
4.550%, due 05/16/25[2]	50,000,000	49,905,208
Cabot Trail Funding LLC
4.320%, due 05/01/25[2]	75,000,000	75,000,000
4.420%, due 07/28/25[2]	67,300,000	66,572,861
Fairway Finance Co. LLC 4.330%, due 05/01/25[2]	50,000,000	50,000,000
Gotham Funding Corp.
4.370%, due 06/04/25[2]	64,000,000	63,735,858
4.375%, due 05/06/25[2]	77,000,000	76,953,212
Liberty Street Funding LLC
4.300%, due 07/28/25[2]	30,000,000	29,684,667
4.370%, due 07/09/25[2]	85,000,000	84,288,054
4.380%, due 07/01/25[2]	42,000,000	41,688,290
LMA-Americas LLC
4.370%, due 05/05/25[2]	51,000,000	50,975,237
4.370%, due 05/23/25[2]	19,000,000	18,949,259
4.370%, due 05/27/25[2]	64,000,000	63,798,009
Nieuw Amsterdam Receivables Corp. BV 4.340%, due 06/02/25[2]	24,000,000	23,907,413

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Old Line Funding LLC
4.320%, due 08/27/25[2]	$42,000,000	$41,405,280
4.350%, due 10/29/25	42,000,000	41,081,425
4.570%, due 05/01/25[1]	130,000,000	130,000,000
1 day USD SOFR + 0.260%, 4.620%, due 05/01/25[1,2]	75,000,000	75,000,000
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1,2]	50,000,000	50,000,000
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1,2]	100,000,000	100,000,000
Sheffield Receivables Co. LLC
4.370%, due 05/06/25[2]	57,000,000	56,965,404
4.380%, due 05/09/25[2]	12,000,000	11,988,320
Starbird Funding Corp. 4.370%, due 05/09/25[2]	94,000,000	93,908,716
Thunder Bay Funding LLC
4.320%, due 08/27/25[2]	42,000,000	41,405,280
4.360%, due 07/03/25	25,000,000	24,809,250
4.640%, due 05/01/25[1]	75,000,000	75,000,000
Versailles Commercial Paper LLC 4.480%, due 05/01/25[1]	108,000,000	108,000,000
Victory Receivables Corp.
4.370%, due 05/09/25[2]	85,000,000	84,917,456
4.370%, due 06/02/25[2]	85,000,000	84,669,822
4.380%, due 05/06/25[2]	39,000,000	38,976,275
4.420%, due 07/21/25[2]	84,000,000	83,164,620

		2,214,166,177

Banking-non-U.S.—34.8%
ANZ New Zealand International Ltd. 4.530%, due 05/06/25[2]	98,000,000	97,938,342
Australia & New Zealand Banking Group Ltd.
4.300%, due 07/07/25[2]	127,000,000	125,983,647
4.470%, due 06/16/25[2]	127,000,000	126,274,618
4.520%, due 06/02/25[2]	84,000,000	83,662,507
4.560%, due 05/01/25[1]	73,000,000	73,000,000
4.570%, due 05/01/25[1,2]	24,000,000	24,000,000
Bank of Montreal
1 day USD SOFR + 0.370%, 4.730%, due 05/01/25[1]	30,000,000	30,000,000
Barclays Bank PLC
4.400%, due 07/08/25[2]	125,000,000	123,961,111
4.410%, due 07/03/25[2]	127,000,000	126,019,877
4.440%, due 08/01/25[2]	125,000,000	123,581,667
4.510%, due 05/14/25[2]	92,000,000	91,850,168
Commonwealth Bank of Australia
4.500%, due 05/01/25[1]	72,000,000	71,997,123
4.510%, due 05/01/25[1]	100,000,000	100,000,000
4.510%, due 05/01/25[1]	128,000,000	128,000,000
4.610%, due 05/01/25[1]	50,000,000	50,000,000
4.620%, due 05/01/25[1]	100,000,000	100,000,000
4.640%, due 05/01/25[1]	84,000,000	84,000,000
Cooperatieve Rabobank UA 4.310%, due 09/05/25	89,250,000	87,892,979
DBS Bank Ltd.
4.340%, due 06/03/25[2]	78,000,000	77,689,690

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
4.350%, due 05/20/25[2]	$16,000,000	$15,963,267
4.380%, due 08/04/25[2]	125,000,000	123,555,208
4.520%, due 05/27/25[2]	91,000,000	90,702,936
DNB Bank ASA
4.280%, due 05/07/25[2]	100,000,000	99,928,667
4.290%, due 07/29/25[2]	125,000,000	123,674,271
4.300%, due 07/21/25[2]	73,000,000	72,293,725
4.310%, due 08/25/25[2]	71,000,000	70,013,968
4.330%, due 07/29/25[2]	59,000,000	58,368,421
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.320%, due 05/01/25[2]	325,000,000	325,000,000
Erste Finance Delaware LLC
4.330%, due 05/01/25[2]	28,000,000	28,000,000
4.330%, due 05/06/25[2]	280,000,000	279,831,611
4.330%, due 05/07/25[2]	475,000,000	474,657,209
Federation des Caisses Desjardins du Quebec 4.350%, due 05/07/25[2]	400,000,000	399,710,000
Mizuho Bank Ltd.
4.370%, due 08/07/25[2]	125,000,000	123,512,986
4.375%, due 06/12/25[2]	100,000,000	99,489,583
4.395%, due 07/07/25[2]	125,000,000	123,977,552
4.500%, due 05/07/25[2]	123,000,000	122,907,750
4.515%, due 05/20/25[2]	125,000,000	124,702,135
National Australia Bank Ltd.
4.500%, due 05/21/25[2]	125,000,000	124,687,500
4.600%, due 05/01/25[1]	99,000,000	99,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1,2]	125,000,000	125,000,000
Natixis SA 4.530%, due 05/12/25	125,000,000	124,826,979
Nordea Bank Abp
4.330%, due 08/18/25[2]	78,000,000	76,977,398
4.560%, due 05/01/25[1,2]	127,000,000	127,000,000
1 day USD SOFR + 0.200%, 4.560%, due 05/01/25[1,2]	62,000,000	62,000,000
NRW Bank 4.325%, due 05/27/25[2]	37,000,000	36,884,426
Oversea-Chinese Banking Corp. Ltd. 4.350%, due 06/11/25[2]	134,000,000	133,336,142
Podium Funding Trust
4.350%, due 07/14/25	100,000,000	99,105,833
4.360%, due 10/23/25	84,000,000	82,219,667
4.370%, due 07/23/25	50,000,000	49,496,236
4.380%, due 07/28/25	50,000,000	49,464,667
4.440%, due 07/07/25	50,000,000	49,586,833
4.520%, due 05/27/25	30,000,000	29,902,067
4.610%, due 05/01/25[1]	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.180%, 4.540%, due 05/01/25[1,2]	125,000,000	125,000,000
4.560%, due 05/01/25[1]	73,000,000	73,000,000
4.680%, due 05/01/25[1,2]	33,000,000	33,000,000
4.680%, due 05/01/25[1,2]	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp. 4.365%, due 07/09/25[2]	125,000,000	123,954,219

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust 4.430%, due 07/17/25[2]	$125,000,000	$123,815,590
Sumitomo Mitsui Trust Bank Ltd.
4.320%, due 08/25/25[2]	125,000,000	123,260,000
4.330%, due 08/25/25[2]	125,000,000	123,255,972
4.390%, due 07/15/25[2]	60,000,000	59,451,250
4.430%, due 07/23/25[2]	123,000,000	121,743,726
4.430%, due 07/29/25[2]	60,000,000	59,342,883
Svenska Handelsbanken AB
4.310%, due 07/09/25[2]	128,000,000	126,942,613
4.560%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.200%, 4.560%, due 05/01/25[1,2]	74,000,000	74,000,000
4.640%, due 05/01/25[1]	125,000,000	125,000,000
Swedbank AB
4.335%, due 07/14/25[2]	63,000,000	62,438,618
4.355%, due 08/25/25[2]	64,000,000	63,101,902
4.360%, due 07/10/25[2]	125,000,000	123,940,278
4.560%, due 05/01/25[1]	91,000,000	91,000,000
1 day USD SOFR + 0.250%, 4.610%, due 05/01/25[1,2]	101,000,000	101,000,000
4.640%, due 05/01/25[1]	125,000,000	125,000,000
United Overseas Bank Ltd.
4.320%, due 05/29/25[2]	91,000,000	90,694,240
4.530%, due 05/01/25[1]	60,000,000	59,997,683
4.530%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1,2]	100,000,000	100,000,000
Westpac Banking Corp.
4.580%, due 05/01/25[1,2]	125,000,000	125,000,000
4.620%, due 05/01/25[1,2]	125,000,000	125,000,000
4.760%, due 05/01/25[1,2]	125,000,000	125,000,000

		8,710,567,740

Banking-U.S.—1.9%
Bedford Row Funding Corp.
4.300%, due 08/07/25[2]	50,000,000	49,414,722
4.440%, due 06/12/25[2]	99,000,000	98,487,180
Collateralized Commercial Paper FLEX Co. LLC 4.660%, due 05/01/25[1]	76,000,000	76,000,000
Collateralized Commercial Paper V Co. LLC
4.640%, due 05/01/25[1]	125,000,000	125,000,000
4.660%, due 05/01/25[1]	125,000,000	125,000,000

		473,901,902
Total commercial paper (cost—$11,398,635,819)		11,398,635,819

Time deposits—3.6%
Banking-non-U.S.—3.6%
ABN AMRO Bank NV 4.310%, due 05/01/25	650,000,000	650,000,000
Credit Agricole Corporate & Investment Bank SA 4.310%, due 05/01/25	48,000,000	48,000,000
Mizuho Bank Ltd. 4.330%, due 05/01/25	195,000,000	195,000,000
Total time deposits (cost—$893,000,000)		893,000,000

	Face amount	Value
Repurchase agreements—37.8%
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $27,559,000 various asset-backed convertible bonds, 2.000% to 8.000% due 05/30/25 to 04/01/55; (value—$26,250,616); proceeds: $25,100,292[3]	$25,000,000	$25,000,000
Repurchase agreement dated 04/30/25 with BNP Paribas Securities Corp., 4.460% due 05/01/25, collateralized by $53,295,800 various asset-backed convertible bonds, 4.375% to 12.750% due 05/15/25 to 12/31/79; (value—$53,814,921); proceeds: $50,006,194	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.660% due 06/04/25, collateralized by $51,684,000 various asset-backed convertible bonds, zero coupon to 2.500% due 09/15/25 to 06/01/31; (value—$55,000,249); proceeds: $52,142,306[3]	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.560% due 05/07/25, collateralized by $46,102,000 various asset-backed convertible bonds, 0.250% to 5.750% due 08/01/26 to 06/01/54; (value—$59,400,089); proceeds: $56,264,040[3]	54,000,000	54,000,000
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $70,129,740 various asset-backed convertible bonds, zero coupon to 11.000% due 05/15/25 to 12/31/99; (value—$68,250,380); proceeds: $65,260,758[3]	65,000,000	65,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.560% due 05/07/25, collateralized by $85,302,114 various asset-backed convertible bonds, zero coupon to 15.000% due 08/01/26 to 12/31/99; (value—$81,972,578); proceeds: $78,144,500[3]	75,000,000	75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.700% due 07/29/25, collateralized by $105,487,000 various asset-backed convertible bonds, 2.820% to 8.000% due 09/07/25 to 12/09/54; (value—$105,000,274); proceeds: $104,321,389[3]	100,000,000	100,000,000
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $195,363,558 various asset-backed convertible bonds, 1.750% to 13.375% due 08/22/25 to 05/15/87; (value—$183,750,002); proceeds: $175,702,042[3]	175,000,000	175,000,000
Repurchase agreement dated 04/30/25 with BNP Paribas Securities Corp., 4.420% due 05/01/25, collateralized by $185,609,314 various asset-backed convertible bonds, 0.750% to 8.000% due 05/23/25 to 12/01/96; (value—$183,902,287); proceeds: $175,021,486	175,000,000	175,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/25 with Barclays Bank PLC, 4.370% due 05/01/25, collateralized by $1,545,976,184 U.S. Treasury Bond Strips, zero coupon due 05/15/26 to 02/15/54, $133,970,800 U.S. Treasury Bond Principal Strips, zero coupon due 11/15/54, $759,259,900 U.S. Treasury Inflation Index Bonds, 0.125% to 3.875% due 01/15/27 to 02/15/54 and $554,700,300 U.S. Treasury Inflation Index Notes, 0.125% to 2.125% due 10/15/25 to 01/15/35; (value—$2,244,000,011); proceeds: $2,200,267,056	$2,200,000,000	$2,200,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/25, collateralized by $50,000,000 U.S. Treasury Notes, 0.250% due 06/30/25, $143,381,700 U.S. Treasury Bill, zero coupon due 06/24/25 and $5,188,871,100 U.S. Treasury Inflation Index Notes, 0.375% to 2.375% due 07/15/25 to 07/15/34; (value—$6,630,000,212); proceeds: $6,500,789,028	6,500,000,000	6,500,000,000
Total repurchase agreements (cost—$9,469,000,000)		9,469,000,000
Total investments (cost—$24,851,551,984 which approximates cost for federal income tax purposes)—99.2%		24,851,551,984

Other assets in excess of liabilities—0.8%		195,730,750
Net assets—100.0%		$25,047,282,734

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$3,090,916,165	$—	$3,090,916,165
Commercial paper	—	11,398,635,819	—	11,398,635,819
Time deposits	—	893,000,000	—	893,000,000
Repurchase agreements	—	9,469,000,000	—	9,469,000,000
Total	$—	$24,851,551,984	$—	$24,851,551,984

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,620,459,906, represented 34.4% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2025

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Assets:
Investments, at cost
Investments	$15,129,167,712	$21,681,534,070	$10,003,302,659	$15,382,551,984
Repurchase agreements	7,984,000,000	18,813,000,000	—	9,469,000,000

Investments, at value
Investments	15,129,167,712	21,681,534,070	10,003,302,659	15,382,551,984
Repurchase agreements	7,984,000,000	18,813,000,000	—	9,469,000,000
Cash	1,155,411,513	1,318,620,170	51,537,100	489,352,730
Receivable for interest	19,022,610	15,402,726	1,934,541	31,965,155
Deferred offering costs	—	—	34,744	—
Total assets	24,287,601,835	41,828,556,966	10,056,809,044	25,372,869,869

Liabilities:
Payable for investments purchased	242,795,860	407,976,650	104,481,825	323,555,208
Payable to affiliate	2,051,310	3,287,930	773,495	2,031,927
Payable to custodian	—	—	52,858	—
Accrued expenses and other liabilities	—	—	107,296	—
Total liabilities	244,847,170	411,264,580	105,415,474	325,587,135
Net assets, at value	$24,042,754,665	$41,417,292,386	$9,951,393,570	$25,047,282,734

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2025

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Investment income:
Interest	$1,274,764,759	$2,064,571,785	$319,024,645	$1,064,733,126
Expenses:
Investment advisory and administration fees	26,077,800	41,959,182	6,840,810	21,645,348
Custody and fund accounting fees	—	—	118,544	—
Trustees’ fees	111,915	174,772	95,226	101,286
Professional services fees	—	—	170,630	—
Printing and shareholder report fees	—	—	15,261	—
Amortization of offering costs	—	—	39,155	—
Other expenses	—	—	60,888	—
Total expenses	26,189,715	42,133,954	7,340,514	21,746,634
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(452,014)	—
Net expenses	26,189,715	42,133,954	6,888,500	21,746,634
Net investment income (loss)	1,248,575,044	2,022,437,831	312,136,145	1,042,986,492
Net realized gain (loss)	1,158,182	—	67,921	66,584
Net increase (decrease) in net assets resulting from operations	$1,249,733,226	$2,022,437,831	$312,204,066	$1,043,053,076

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$1,248,575,044	$1,049,914,890
Net realized gain (loss)	1,158,182	—
Net increase (decrease) in net assets resulting from operations	1,249,733,226	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	(530,449,132)	3,038,590,921
Net increase (decrease) in net assets	719,284,094	4,088,505,811
Net assets:

Beginning of year	23,323,470,571	19,234,964,760
End of year	$24,042,754,665	$23,323,470,571

	Treasury Master Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$2,022,437,831	$1,933,416,360
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	2,022,437,831	1,933,416,360
Net increase (decrease) in net assets from beneficial interest transactions	297,824,288	2,285,766,889
Net increase (decrease) in net assets	2,320,262,119	4,219,183,249
Net assets:

Beginning of year	39,097,030,267	34,877,847,018
End of year	$41,417,292,386	$39,097,030,267

	100% US Treasury Master Fund
	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$312,136,145	$175,126
Net realized gain (loss)	67,921	—
Net increase (decrease) in net assets resulting from operations	312,204,066	175,126
Net increase (decrease) in net assets from beneficial interest transactions	9,614,090,492	24,923,886
Net increase (decrease) in net assets	9,926,294,558	25,099,012
Net assets:

Beginning of year	25,099,012	—
End of year	$9,951,393,570	$25,099,012

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2025		2024
From operations:

Net investment income (loss)	$1,042,986,492		$646,042,580
Net realized gain (loss)	66,584		428
Net increase (decrease) in net assets resulting from operations	1,043,053,076		646,043,008
Net increase (decrease) in net assets from beneficial interest transactions	10,647,278,707	*	3,744,622,503
Net increase (decrease) in net assets	11,690,331,783		4,390,665,511
Net assets:

Beginning of year	13,356,950,951		8,966,285,440
End of year	$25,047,282,734		$13,356,950,951

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[1]	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of year (000’s)	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.06%	0.09%
Net investment income (loss)	4.76%	5.24%	3.23%	0.04%	0.09%
Supplemental data:
Total investment return[1]	4.89%	5.36%	3.06%	0.04%	0.08%
Net assets, end of year (000’s)	$41,417,292	$39,097,030	$34,877,847	$21,681,389	$32,675,191

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	0.11%	1.73%[2]
Expenses after fee waivers	0.10%	0.10%[2]
Net investment income (loss)	4.53%	5.26%[2]
Supplemental data:
Total investment return[3]	4.95%	0.70%
Net assets, end of period (000’s)	$9,951,394	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	4.80%	5.41%	3.84%	0.08%	0.19%
Supplemental data:
Total investment return[1]	5.01%	5.55%	3.27%	0.09%	0.17%
Net assets, end of year (000’s)	$25,047,283	$13,356,951	$8,966,285	$1,908,435	$4,449,407

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with four series.

Treasury Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Master Funds are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Master Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as the Master Funds’ CODM. Each of the Master Funds represents a single operating segment, as the CODM monitors the operating results of each Master Fund as a

Master Trust

Notes to financial statements

whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).Prime CNAV Master Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as a “retail money market fund”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

Master Trust

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from Prime CNAV Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2025, the Board of Prime CNAV Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Each Master Fund (except 100% US Treasury Master Fund) may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Such Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each such Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Master Trust

Notes to financial statements

The relevant Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Master Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2025, the Master Funds owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,051,310
Treasury Master Fund	3,287,930
100% US Treasury Master Fund	773,495
Prime CNAV Master Fund	2,031,927

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

Master Trust

Notes to financial statements

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interest holders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

During the period ended April 30, 2025, UBS AM waived the below amount, which is subject to future recoupment:

Fund	Fee waiver expense Reimbursement subject to repayment	Expires April 30, 2027	Expires April 30, 2028
100% US Treasury Master Fund	$506,185	$54,171	$452,014

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2025	2024
Contributions	$92,715,049,160	$56,516,921,636
Withdrawals	(93,245,498,292)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$(530,449,132)	$3,038,590,921

Treasury Master Fund

	For the years ended April 30,
	2025	2024
Contributions	$83,950,122,114	$82,757,159,468
Withdrawals	(83,652,297,826)	(80,471,392,579)
Net increase (decrease) in beneficial interest	$297,824,288	$2,285,766,889

100% US Treasury Master Fund
	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 2024
Contributions	$14,987,658,097	$58,385,304
Withdrawals	(5,373,567,605)	(33,461,418)
Net increase (decrease) in beneficial interest	$9,614,090,492	$24,923,886

[1]	Commencement of operations.

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2025		2024
Contributions	$27,537,686,305	*	$9,745,111,848
Withdrawals	(16,890,407,598)		(6,000,489,345)
Net increase (decrease) in beneficial interest	$10,647,278,707		$3,744,622,503

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Funds

Following the close of business August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

Master Trust

Notes to financial statements

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the year ended April 30, 2025 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
Prime CNAV Master Fund	$1,333,168,738	$(323,440)	$1,332,845,298

Master Trust

Report of independent registered public accounting firm

To the Interest holders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and 100% US Treasury Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Master Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Government Master Fund Treasury Master Fund Prime CNAV Master Fund	For the year ended April 30, 2025	For each of the two years in the period ended April 30, 2025	For each of the five years in the period ended April 30, 2025
100% US Treasury Master Fund	For the year ended April 30, 2025	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Manager

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chair of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 7, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 7, 2025